Significant Accounting Policies (Details) - shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Stock options [Member]
Statement Line Items [Line Items]
Anti-dilutive effect on loss per shar	868,000	2,980	2,980
Restricted stock units [Member]
Statement Line Items [Line Items]
Anti-dilutive effect on loss per shar	243,000
Warrants [Member]
Statement Line Items [Line Items]
Anti-dilutive effect on loss per shar	49,701